Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
Our financial instruments measured at fair value on a recurring basis at June 30, 2016, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,345	$—	$1,345	$—
Government-sponsored enterprise securities (GSEs)	196	196	—	—
Municipal securities	180	—	180	—
U.S. treasury notes	108	108	—	—
Asset-backed securities	71	—	71	—
Certificates of deposit	68	—	68	—
Subtotal - current investments	1,968	304	1,664	—
1.125% Call Option derivative asset	226	—	—	226
Total assets measured at fair value on a recurring basis	$2,194	$304	$1,664	$226

1.125% Conversion Option derivative liability	$226	$—	$—	$226
Total liabilities measured at fair value on a recurring basis	$226	$—	$—	$226
Our financial instruments measured at fair value on a recurring basis at December 31, 2015, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,184	$—	$1,184	$—
GSEs	211	211	—	—
Municipal securities	185	—	185	—
U.S. treasury notes	78	78	—	—
Asset-backed securities	63	—	63	—
Certificates of deposit	80	—	80	—
Subtotal - current investments	1,801	289	1,512	—
1.125% Call Option derivative asset	374	—	—	374
Total assets measured at fair value on a recurring basis	$2,175	$289	$1,512	$374

1.125% Conversion Option derivative liability	$374	$—	$—	$374
Total liabilities measured at fair value on a recurring basis	$374	$—	$—	$374

Our financial instruments measured at fair value on a recurring basis at December 31, 2015, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$1,184	$—	$1,184	$—
Government-sponsored enterprise securities (GSEs)	211	211	—	—
Municipal securities	185	—	185	—
Certificates of deposit	80	—	80	—
U.S. treasury notes	78	78	—	—
Asset-backed securities	63	—	63	—
Subtotal - current investments	1,801	289	1,512	—
1.125% Call Option derivative asset	374	—	—	374
Total assets measured at fair value on a recurring basis	$2,175	$289	$1,512	$374

1.125% Conversion Option derivative liability	$374	$—	$—	$374
Total liabilities measured at fair value on a recurring basis	$374	$—	$—	$374
Our financial instruments measured at fair value on a recurring basis at December 31, 2014, were as follows:

	Total	Level 1	Level 2	Level 3
	(In millions)
Corporate debt securities	$641	$—	$641	$—
GSEs	122	122	—	—
Municipal securities	127	—	127	—
Certificates of deposit	69	—	69	—
U.S. treasury notes	60	60	—	—
Subtotal - current investments	1,019	182	837	—
1.125% Call Option derivative asset	329	—	—	329
Total assets measured at fair value on a recurring basis	$1,348	$182	$837	$329

1.125% Conversion Option derivative liability	$329	$—	$—	$329
Total liabilities measured at fair value on a recurring basis	$329	$—	$—	$329

Schedule of fair value, asset and liabilities measured on recurring basis - disclosure only
The carrying amounts and estimated fair values of our senior notes, which are classified as Level 2 financial instruments, are indicated in the following table.

	June 30, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In millions)
5.375% Notes	$690	$702	$689	$700
1.125% Convertible Notes	460	742	448	865
1.625% Convertible Notes	278	329	273	365
	$1,428	$1,773	$1,410	$1,930

Fair value measurements of senior notes
The carrying amounts and estimated fair values of our senior notes, which are classified as Level 2 financial instruments, are indicated in the following table. Fair value for these securities is determined using a market approach based on quoted prices for similar securities in active markets or quoted prices for identical securities in inactive markets. As described in Note 2, "Significant Accounting Policies," the carrying amount of debt has been reduced by deferred issuance costs for all periods presented.

	December 31, 2015		December 31, 2014
	Carrying	Total Fair Value	Carrying	Total Fair Value
	Amount		Amount
	(In millions)
5.375% Notes	$689	$700	$—	$—
1.125% Convertible Notes	448	865	426	767
1.625% Convertible Notes	273	365	264	337
	$1,410	$1,930	$690	$1,104